Commitment and Contingencies	3 Months Ended
Mar. 31, 2012
Commitment and Contingencies
Commitments and Contingencies Disclosure

NOTE 6 – Commitments and Contingencies

In order to maintain its mineral claim tenure titles in good standing it is necessary for the Company or its agent to perform and record physical or other acceptable work with a value of $3.94 per hectare during fiscal years 2012 to 2014 and $7.89 per hectare in subsequent years or pay the equivalent sum as cash in lieu of work. Failure to do work or pay the cash in lieu will result in forfeiture of title. These costs translate to $278 for the balance of fiscal year 2012; $2,474 per year for fiscal years 2013 to 2014; and $4,955 subsequently.

The Judy 1 claim Tenure 735182 and the McDame Mountain claim Tenure 821402 each now have an expiry date of August 19, 2012. During the period ended March 31, 2012, these new claim tenure dates were established through the payment of $2,280 to the Government of British Columbia for fees in lieu of exploration work performed. These payments were made by the Company's agent and reimbursed to him by the Company.